OWNERSHIP (Details)	12 Months Ended
Dec. 31, 2011
OWNERSHIP
Ownership interest held by the Department of the Treasury (in shares)	1,455,037,962
Minimum ownership interest percentage for disclosure under the AIG Tax Asset Protection Plan	4.99%
Fairholme Funds, Fairholme Capital Management and Mr. Berkowitz
OWNERSHIP
Common stock deemed to be beneficially owned (in shares)	92,044,583
Ownership interest (as a percent)	6.10%
Common stock and warrants deemed beneficially held (in shares)	116,573,542
Warrants deemed beneficially held	24,528,959